Other Financial Liabilities - Summary of Minimum Payment by Maturity (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessor [line items]
Minimum finance lease payments payable	S/ 139,401	S/ 259,771
Future financial charges on finance leases	(11,092)	(19,630)
Present value of the obligations for finance lease contracts	128,309	240,141
Maturity Period Less than One Year [member]
Disclosure of finance lease and operating lease by lessor [line items]
Minimum finance lease payments payable	72,864	127,496
Present value of the obligations for finance lease contracts	66,177	117,307
Maturity Period Greater than One and Less than Five Year [member]
Disclosure of finance lease and operating lease by lessor [line items]
Minimum finance lease payments payable	65,899	112,769
Present value of the obligations for finance lease contracts	61,501	105,978
Maturity Period Greater than Five Year [member]
Disclosure of finance lease and operating lease by lessor [line items]
Minimum finance lease payments payable	638	19,506
Present value of the obligations for finance lease contracts	S/ 631	S/ 16,856